Pension and Postretirement Benefits: Schedule of Accumulated postretirement benefit obligation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accumulated postretirement benefit obligation:
Schedule of Accumulated postretirement benefit obligation

	2011	2010	2009
Accumulated postretirement benefit obligation at beginning of year	40,534	27,109	–
Service cost	1,956	1,178	515
Interest cost	2,132	1,837	1,037
Obligations arising from acquisitions	–	–	21,420
Actuarial loss	2,044	12,001	4,875
Benefits paid	(1,894)	(1,591)	(738)
Accumulated postretirement benefit obligation at end of year	44,772	40,534	27,109